Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Detroit Street Trust
Janus Henderson AAA CLO ETF
Supplement dated January 29, 2021
to the Currently Effective Prospectus
The Fund’s Prospectus is supplemented as indicated below:

1.	The “Fund Summary-Principal Investment Strategy” section of the Fund’s statutory prospectus is deleted in its entirety and replaced with the following:
The Fund pursues its investment objective by investing, under normal circumstances, at least 90% of its net assets (plus any borrowings made for investment purposes) in CLOs of any maturity that are rated AAA (or equivalent by a nationally recognized statistical rating organization (“NRSRO ”)) at the time of purchase, or if unrated, determined to be of comparable credit quality by Janus Capital. For purposes of the Fund’s investment policies, CLOs are floating- or fixed-rate debt securities issued in different tranches, with varying degrees of risk, by a trust or other special purpose vehicle and backed by an underlying portfolio consisting primarily of below investment grade corporate loans. Such loans may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, which may individually be rated below investment grade or the equivalent if unrated. The underlying loans are selected by a CLO’s manager. Under normal market conditions, the Fund will seek to maintain a minimum of 80% of its portfolio in
AAA-rated
CLOs. After purchase, a CLO may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Fund will consider whether to continue to hold the CLO. The Fund may temporarily deviate from the 80% policy while deploying new capital as the result of cash creation or redemption activity, or during unusual market conditions, or highly unusual market conditions such as a downgrade in the rating of one or more CLOs.
The Fund may invest its remaining assets in other high-quality CLOs with a minimum rating of
A-
at the time of purchase or if unrated, determined to be of comparable credit quality by Janus Capital. No CLO, at the time of purchase by the Fund, will have a rating that is below
A-
(or equivalent by an NRSRO). An NRSRO is a credit rating agency that is registered with the Securities and Exchange Commission (“SEC’) that issues credit ratings that the SEC permits other financial firms to use for certain regulatory purposes.
The Fund will only invest in CLOs with a minimum initial total offering size of $250 million and minimum initial AAA tranche size of $100 million.
The Fund will invest primarily in CLOs that are U.S. dollar denominated. However, the Fund may from time to time invest up to 30% of its net assets in CLOs that are denominated in foreign currencies. To the extent the Fund invests in
non-U.S.
dollar denominated securities, it will seek to hedge its exposure to foreign currency to U.S. dollars, as described more fully below.
The Fund may purchase CLOs both in the primary and secondary markets.
The Fund will not invest more than 5% of its portfolio in any single CLO, and will not invest more than 15% of its portfolio in CLOs managed by a single CLO manager.
The Fund will limit its investment in fixed-rate CLOs to a maximum of 10% of its net assets.
The Fund may invest in derivatives only to hedge or offset risks associated with the Fund’s existing portfolio of CLOs. Derivatives are instruments that have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, interest rates, currencies, or market indices.
The Fund’s use of derivatives will be limited to (i) currency forward contracts or futures contracts to hedge any foreign currency exposure back to the U.S. dollar, and (ii) interest rate swaps or interest rate futures to hedge exposure in fixed-rate CLOs to a floating-rate, in accordance with the Fund’s investment objective. Accordingly, the Fund’s use of derivatives associated with currency hedging will be limited by its maximum exposure of up to 30% of its net assets in CLOs that are denominated in foreign currencies. The Fund also may seek to hedge the fixed-rate exposure to a floating-rate through use of interest rate swaps and/or interest rate futures. Derivatives will not be used for any other purposes.
The Fund may invest a portion of its assets in cash or other short-term instruments, such as money market instruments or money market funds, while deploying new capital, for liquidity management purposes, managing redemptions, or for defensive purposes, including navigating unusual market conditions.
The Fund is “actively-managed” and does not seek to replicate the composition or performance of any particular index. Accordingly, the portfolio managers have discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective. The portfolio managers apply a “bottom up” approach to selecting investments to purchase and sell. This means that the portfolio managers look at securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

2.
“Forward Contracts”
, “
Interest Rate Futures Contracts”
and “
Interest Rate Swap Agreements”
in the “
Additional Information about the Fund-Additional Investment Strategies and General Portfolio Policies
” section of the Fund’s statutory prospectus are deleted in their entirety and replaced with the following:

Forward Contracts
Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. The Fund may only enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities.
Interest Rate Futures Contracts
Interest rate futures contracts are typically exchange-traded and, are typically used to obtain interest rate exposure in order to manage duration and hedge interest rate risk. The Fund may only utilize interest rate futures contracts as a means to “hedge” its exposure to CLOs paying a fixed, rather than floating, interest rate. An interest rate futures contract is a bilateral agreement where one party agrees to accept and the other party agrees to make delivery of a specified security, as called for in the agreement at a specified date and at an agreed upon price. Generally, US Treasury interest rate futures contracts are closed out or rolled over prior to their expiration date.
Interest Rate Swap Agreements
The Fund may only utilize interest rate swap agreements as a means to “hedge” its exposure to CLOs paying a fixed, rather than floating, interest rate. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are generally entered into on a net basis. Interest rate swaps are centrally cleared and do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

3.
The third paragraph of “
Derivatives Risk”
in the “
Additional Information about the Fund-Risks of the Fund
” section of the Fund’s statutory prospectus is deleted in its entirety and replaced with the following:

The Fund uses derivatives only for currency and interest rate hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the portfolio managers or if the cost of the derivative outweighs the benefit of the hedge. Changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.
4.	“Interest Rate Risk” in the “ Additional Information about the Fund-Risks of the Fund ” section of the Fund’s statutory prospectus is deleted in its entirety and replaced with the following:
Interest Rate Risk.
An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Variable and floating rate securities may increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities. The Fund may use futures and interest rate swaps to manage interest rate risk.

5.
The third paragraph of “
Management Risk”
in the “
Additional Information about the Fund-Risks of the Fund
” section of the Fund’s statutory prospectus is deleted in its entirety and replaced with the following:

The Fund may use forward foreign currency contracts and/or futures contracts to “hedge” or protect its portfolio from adverse movements in foreign currency exposure. The Fund may use interest rate swap agreements and/or interest rate futures to “hedge” exposure to fixed-rate CLOs to a floating interest rate. There is no guarantee that the portfolio managers’ use of derivative investments will benefit the Fund. The Fund’s performance could be worse than if the Fund had not used such instruments. Use of such investments may instead increase risk to the Fund, rather than reduce risk.

6.	The “ Futures, Options and Other Derivatives” in the “ Glossary of Investment Terms ” section of the Fund’s statutory prospectus is deleted in its entirety and replaced with the following:
Derivatives
are instruments that have a value derived from, or directly linked to an underlying asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps, and futures contracts.
Forward contracts
are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities.
Futures contracts
are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, or fixed-income securities. Futures contracts are standardized and traded on designated exchanges.
Interest rate swaps
involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Janus Henderson AAA CLO ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Detroit Street Trust
Janus Henderson AAA CLO ETF
Supplement dated January 29, 2021
to the Currently Effective Prospectus
The Fund’s Prospectus is supplemented as indicated below:

1.	The “Fund Summary-Principal Investment Strategy” section of the Fund’s statutory prospectus is deleted in its entirety and replaced with the following:
The Fund pursues its investment objective by investing, under normal circumstances, at least 90% of its net assets (plus any borrowings made for investment purposes) in CLOs of any maturity that are rated AAA (or equivalent by a nationally recognized statistical rating organization (“NRSRO ”)) at the time of purchase, or if unrated, determined to be of comparable credit quality by Janus Capital. For purposes of the Fund’s investment policies, CLOs are floating- or fixed-rate debt securities issued in different tranches, with varying degrees of risk, by a trust or other special purpose vehicle and backed by an underlying portfolio consisting primarily of below investment grade corporate loans. Such loans may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, which may individually be rated below investment grade or the equivalent if unrated. The underlying loans are selected by a CLO’s manager. Under normal market conditions, the Fund will seek to maintain a minimum of 80% of its portfolio in
AAA-rated
CLOs. After purchase, a CLO may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Fund will consider whether to continue to hold the CLO. The Fund may temporarily deviate from the 80% policy while deploying new capital as the result of cash creation or redemption activity, or during unusual market conditions, or highly unusual market conditions such as a downgrade in the rating of one or more CLOs.
The Fund may invest its remaining assets in other high-quality CLOs with a minimum rating of
A-
at the time of purchase or if unrated, determined to be of comparable credit quality by Janus Capital. No CLO, at the time of purchase by the Fund, will have a rating that is below
A-
(or equivalent by an NRSRO). An NRSRO is a credit rating agency that is registered with the Securities and Exchange Commission (“SEC’) that issues credit ratings that the SEC permits other financial firms to use for certain regulatory purposes.
The Fund will only invest in CLOs with a minimum initial total offering size of $250 million and minimum initial AAA tranche size of $100 million.
The Fund will invest primarily in CLOs that are U.S. dollar denominated. However, the Fund may from time to time invest up to 30% of its net assets in CLOs that are denominated in foreign currencies. To the extent the Fund invests in
non-U.S.
dollar denominated securities, it will seek to hedge its exposure to foreign currency to U.S. dollars, as described more fully below.
The Fund may purchase CLOs both in the primary and secondary markets.
The Fund will not invest more than 5% of its portfolio in any single CLO, and will not invest more than 15% of its portfolio in CLOs managed by a single CLO manager.
The Fund will limit its investment in fixed-rate CLOs to a maximum of 10% of its net assets.
The Fund may invest in derivatives only to hedge or offset risks associated with the Fund’s existing portfolio of CLOs. Derivatives are instruments that have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, interest rates, currencies, or market indices.
The Fund’s use of derivatives will be limited to (i) currency forward contracts or futures contracts to hedge any foreign currency exposure back to the U.S. dollar, and (ii) interest rate swaps or interest rate futures to hedge exposure in fixed-rate CLOs to a floating-rate, in accordance with the Fund’s investment objective. Accordingly, the Fund’s use of derivatives associated with currency hedging will be limited by its maximum exposure of up to 30% of its net assets in CLOs that are denominated in foreign currencies. The Fund also may seek to hedge the fixed-rate exposure to a floating-rate through use of interest rate swaps and/or interest rate futures. Derivatives will not be used for any other purposes.
The Fund may invest a portion of its assets in cash or other short-term instruments, such as money market instruments or money market funds, while deploying new capital, for liquidity management purposes, managing redemptions, or for defensive purposes, including navigating unusual market conditions.
The Fund is “actively-managed” and does not seek to replicate the composition or performance of any particular index. Accordingly, the portfolio managers have discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective. The portfolio managers apply a “bottom up” approach to selecting investments to purchase and sell. This means that the portfolio managers look at securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

2.
“Forward Contracts”
, “
Interest Rate Futures Contracts”
and “
Interest Rate Swap Agreements”
in the “
Additional Information about the Fund-Additional Investment Strategies and General Portfolio Policies
” section of the Fund’s statutory prospectus are deleted in their entirety and replaced with the following:

Forward Contracts
Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. The Fund may only enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities.
Interest Rate Futures Contracts
Interest rate futures contracts are typically exchange-traded and, are typically used to obtain interest rate exposure in order to manage duration and hedge interest rate risk. The Fund may only utilize interest rate futures contracts as a means to “hedge” its exposure to CLOs paying a fixed, rather than floating, interest rate. An interest rate futures contract is a bilateral agreement where one party agrees to accept and the other party agrees to make delivery of a specified security, as called for in the agreement at a specified date and at an agreed upon price. Generally, US Treasury interest rate futures contracts are closed out or rolled over prior to their expiration date.
Interest Rate Swap Agreements
The Fund may only utilize interest rate swap agreements as a means to “hedge” its exposure to CLOs paying a fixed, rather than floating, interest rate. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are generally entered into on a net basis. Interest rate swaps are centrally cleared and do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

3.
The third paragraph of “
Derivatives Risk”
in the “
Additional Information about the Fund-Risks of the Fund
” section of the Fund’s statutory prospectus is deleted in its entirety and replaced with the following:

The Fund uses derivatives only for currency and interest rate hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the portfolio managers or if the cost of the derivative outweighs the benefit of the hedge. Changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.
4.	“Interest Rate Risk” in the “ Additional Information about the Fund-Risks of the Fund ” section of the Fund’s statutory prospectus is deleted in its entirety and replaced with the following:
Interest Rate Risk.
An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Variable and floating rate securities may increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities. The Fund may use futures and interest rate swaps to manage interest rate risk.

5.
The third paragraph of “
Management Risk”
in the “
Additional Information about the Fund-Risks of the Fund
” section of the Fund’s statutory prospectus is deleted in its entirety and replaced with the following:

The Fund may use forward foreign currency contracts and/or futures contracts to “hedge” or protect its portfolio from adverse movements in foreign currency exposure. The Fund may use interest rate swap agreements and/or interest rate futures to “hedge” exposure to fixed-rate CLOs to a floating interest rate. There is no guarantee that the portfolio managers’ use of derivative investments will benefit the Fund. The Fund’s performance could be worse than if the Fund had not used such instruments. Use of such investments may instead increase risk to the Fund, rather than reduce risk.

6.	The “ Futures, Options and Other Derivatives” in the “ Glossary of Investment Terms ” section of the Fund’s statutory prospectus is deleted in its entirety and replaced with the following:
Derivatives
are instruments that have a value derived from, or directly linked to an underlying asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps, and futures contracts.
Forward contracts
are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities.
Futures contracts
are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, or fixed-income securities. Futures contracts are standardized and traded on designated exchanges.
Interest rate swaps
involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its investment objective by investing, under normal circumstances, at least 90% of its net assets (plus any borrowings made for investment purposes) in CLOs of any maturity that are rated AAA (or equivalent by a nationally recognized statistical rating organization (“NRSRO ”)) at the time of purchase, or if unrated, determined to be of comparable credit quality by Janus Capital. For purposes of the Fund’s investment policies, CLOs are floating- or fixed-rate debt securities issued in different tranches, with varying degrees of risk, by a trust or other special purpose vehicle and backed by an underlying portfolio consisting primarily of below investment grade corporate loans. Such loans may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, which may individually be rated below investment grade or the equivalent if unrated. The underlying loans are selected by a CLO’s manager. Under normal market conditions, the Fund will seek to maintain a minimum of 80% of its portfolio in
AAA-rated
CLOs. After purchase, a CLO may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Fund will consider whether to continue to hold the CLO. The Fund may temporarily deviate from the 80% policy while deploying new capital as the result of cash creation or redemption activity, or during unusual market conditions, or highly unusual market conditions such as a downgrade in the rating of one or more CLOs.
The Fund may invest its remaining assets in other high-quality CLOs with a minimum rating of
A-
at the time of purchase or if unrated, determined to be of comparable credit quality by Janus Capital. No CLO, at the time of purchase by the Fund, will have a rating that is below
A-
(or equivalent by an NRSRO). An NRSRO is a credit rating agency that is registered with the Securities and Exchange Commission (“SEC’) that issues credit ratings that the SEC permits other financial firms to use for certain regulatory purposes.
The Fund will only invest in CLOs with a minimum initial total offering size of $250 million and minimum initial AAA tranche size of $100 million.
The Fund will invest primarily in CLOs that are U.S. dollar denominated. However, the Fund may from time to time invest up to 30% of its net assets in CLOs that are denominated in foreign currencies. To the extent the Fund invests in
non-U.S.
dollar denominated securities, it will seek to hedge its exposure to foreign currency to U.S. dollars, as described more fully below.
The Fund may purchase CLOs both in the primary and secondary markets.
The Fund will not invest more than 5% of its portfolio in any single CLO, and will not invest more than 15% of its portfolio in CLOs managed by a single CLO manager.
The Fund will limit its investment in fixed-rate CLOs to a maximum of 10% of its net assets.
The Fund may invest in derivatives only to hedge or offset risks associated with the Fund’s existing portfolio of CLOs. Derivatives are instruments that have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, interest rates, currencies, or market indices.
The Fund’s use of derivatives will be limited to (i) currency forward contracts or futures contracts to hedge any foreign currency exposure back to the U.S. dollar, and (ii) interest rate swaps or interest rate futures to hedge exposure in fixed-rate CLOs to a floating-rate, in accordance with the Fund’s investment objective. Accordingly, the Fund’s use of derivatives associated with currency hedging will be limited by its maximum exposure of up to 30% of its net assets in CLOs that are denominated in foreign currencies. The Fund also may seek to hedge the fixed-rate exposure to a floating-rate through use of interest rate swaps and/or interest rate futures. Derivatives will not be used for any other purposes.
The Fund may invest a portion of its assets in cash or other short-term instruments, such as money market instruments or money market funds, while deploying new capital, for liquidity management purposes, managing redemptions, or for defensive purposes, including navigating unusual market conditions.
The Fund is “actively-managed” and does not seek to replicate the composition or performance of any particular index. Accordingly, the portfolio managers have discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective. The portfolio managers apply a “bottom up” approach to selecting investments to purchase and sell. This means that the portfolio managers look at securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.